OCT-23-2006 08:50 From: [redacted] To:72027771030 P.2/2

CIK 802301

06060212

CERTNIS

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

1-10441

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
OCT 2 3 2006
1086

By Facsimile and First Class Mail

October 20, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on October 20, 2006, The Nasdaq Stock Market (the "Exchange") received from Silicon Graphics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
NOV 0 1 2006
THOMSON
FINANCIAL